united states
securities and exchange commission
washington, d.c. 20549

form N-CSR

certified shareholder report of registered management

investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-490-4300

Date of fiscal year end: 5/31

Date of reporting period: 11/30/24

Item 1. Reports to Stockholders.

(a)

Longboard Fund - Class A: LONAX Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The Fund seeks long-term capital appreciation without bearing the risk of traditional market environments.

This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2024 - November 30, 2024. You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
A	$120	2.24%*

*	Annualized

How did the Fund perform last year?

A combination of trend following and active risk management allowed the Fund to gain exposure to the rise in equities. Now that the market has rallied further, the Fund is well positioned to benefit from any further small and mid-cap momentum as the Fund ended the year with a portfolio more concentrated in quality small and mid-cap companies.

Even with uncertainty in the markets, the Fund performed in line with expectations. The Fund’s focus on active risk management has helped mitigate risks. As a result, investors can remain confident in the Fund’s ability to navigate different market cycles while capitalizing on emerging opportunities.

Fund Statistics as of 11/30/2024
Total Net Assets	$151,735,306
# of Portfolio Holdings	749
Portfolio Turnover Rate	49%
Advisory Fees Paid	$1,297,978

Performance Questions? Past performance does not guarantee future results. Invest with caution. Call 855-294-7540 for current performance questions.

How has the Fund performed since its inception?

The Fund has performed consistently against its primary benchmark, the Morningstar Moderate Target Risk Index, and its secondary benchmark, the Russell 2000 Small Cap Index. 2024 marked the importance of staying invested through market cycles. The long-term outlook of the strategy helps LONGX capture returns over a full market cycle.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment since fund inception (12/9/2015). The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Morningstar Moderate Target Risk Index: Index representing a balanced portfolio of 60% equities and 40% bonds.

Russell 2000 Small Cap Index: A small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index.

S&P 500 Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Total Returns as of 11/30/2024
	6 Month	1 Year	5 Years	Since Inception (12/9/2015)
LONAX (Without Load)	13.29%	29.16%	10.26%	8.29%
LONAX (With Load)	6.77%	21.78%	8.95%	7.58%
S&P 500 Index	15.07%	33.89%	15.77%	14.82%
Russell 2000 Total Return Index	18.40%	36.43%	9.90%	10.26%
Morningstar Moderate Target Risk Index	8.02%	17.15%	6.45%	7.33%
ICE BofA 3-Month U.S. Treasury Bill	2.57%	5.35%	2.42%	1.93%

TSR-SAR 113024-LONAX

What did the Fund invest in?

The Fund has maintained a diversified portfolio of small and mid-cap stocks. The Fund’s allocation strategy is systematic, adding exposure to stocks demonstrating market leadership and concentrating on high-performing companies while cutting laggards.

Top 10 Holdings
Holding Name	% of Net Assets
Welltower, Inc.	0.2%
Boston Scientific Corporation	0.2%
GoDaddy, Inc., Class A	0.2%
Packaging Corporation of America	0.2%
Motorola Solutions, Inc.	0.2%
TJX Companies, Inc. (The)	0.2%
Fiserv, Inc.	0.2%
Progressive Corporation (The)	0.2%
Unum Group	0.2%
Trane Technologies PLC	0.2%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Householding

If you wish to receive a copy of this document at a new address, contact 855-294-7540.

Longboard Fund - Class A: LONAX Semi-Annual Shareholder Report - November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.longboardfunds.com.

TSR-SAR 113024-LONAX

Longboard Fund - Class I: LONGX Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The Fund seeks long-term capital appreciation without bearing the risk of traditional market environments.

This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2024 - November 30, 2024. You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
Institutional	$106	1.99%*
*	Annualized

How did the Fund perform last year?

A combination of trend following and active risk management allowed the Fund to gain exposure to the rise in equities. Now that the market has rallied further, the Fund is well positioned to benefit from any further small and mid-cap momentum as the Fund ended the year with a portfolio more concentrated in quality small and mid-cap companies.

Even with uncertainty in the markets, the Fund performed in line with expectations. The Fund’s focus on active risk management has helped mitigate risks. As a result, investors can remain confident in the Fund’s ability to navigate different market cycles while capitalizing on emerging opportunities.

Fund Statistics as of 11/30/2024
Total Net Assets	$151,735,306
# of Portfolio Holdings	749
Portfolio Turnover Rate	49%
Advisory Fees Paid	$1,297,978

Performance Questions? Past performance does not guarantee future results. Invest with caution. Call 855-294-7540 for current performance questions.

How has the Fund performed since its inception?

The Fund has performed consistently against its primary benchmark, the Morningstar Moderate Target Risk Index, and its secondary benchmark, the Russell 2000 Small Cap Index. 2024 marked the importance of staying invested through market cycles. The long-term outlook of the strategy helps LONGX capture returns over a full market cycle.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment since fund inception (3/19/2015). The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Morningstar Moderate Target Risk Index: Index representing a balanced portfolio of 60% equities and 40% bonds.

Russell 2000 Small Cap Index: A small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index.

S&P 500 Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Total Returns as of 11/30/2024
	6 Month	1 Year	5 Years	Since Inception (3/19/2015)
LONGX	13.42%	29.51%	10.54%	8.13%
S&P 500 Index	15.07%	33.89%	15.77%	13.59%
Russell 2000 Total Return Index	18.40%	36.43%	9.90%	8.55%
Morningstar Moderate Target Risk Index	8.02%	17.15%	6.45%	6.43%
ICE BofA 3-Month U.S. Treasury Bill	2.57%	5.35%	2.42%	1.79%

TSR-SAR 113024-LONGX

What did the Fund invest in?

The Fund has maintained a diversified portfolio of small and mid-cap stocks. The Fund’s allocation strategy is systematic, adding exposure to stocks demonstrating market leadership and concentrating on high-performing companies while cutting laggards.

Top 10 Holdings
Holding Name	% of Net Assets
Welltower, Inc.	0.2%
Boston Scientific Corporation	0.2%
GoDaddy, Inc., Class A	0.2%
Packaging Corporation of America	0.2%
Motorola Solutions, Inc.	0.2%
TJX Companies, Inc. (The)	0.2%
Fiserv, Inc.	0.2%
Progressive Corporation (The)	0.2%
Unum Group	0.2%
Trane Technologies PLC	0.2%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Householding

If you wish to receive a copy of this document at a new address, contact 855-294-7540.

Longboard Fund - Class I: LONGX Semi-Annual Shareholder Report - November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.longboardfunds.com.

TSR-SAR 113024-LONGX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Longboard Fund

Class A Shares (Symbol: LONAX)

Class I Shares (Symbol: LONGX)

Semi-Annual Financial Statements and

Additional Information

November 30, 2024

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3%
	ADVERTISING & MARKETING - 0.2%
1,848	Omnicom Group, Inc.	$193,707
1,274	Trade Desk, Inc. (The), Class A(a)	163,773
		357,480
	AEROSPACE & DEFENSE - 1.7%
664	Aerovironment, Inc.(a)	129,148
2,302	Ducommun, Inc.(a)	154,234
709	General Dynamics Corporation	201,363
1,016	HEICO Corporation	277,743
991	HEICO Corporation, Class A	209,230
1,405	Howmet Aerospace, Inc.	166,324
718	L3Harris Technologies, Inc.	176,808
6,548	Leonardo DRS, Inc.(a)	227,674
351	Lockheed Martin Corporation	185,823
508	Moog, Inc., Class A	112,405
283	Northrop Grumman Corporation	138,571
425	Teledyne Technologies, Inc.(a)	206,236
152	TransDigm Group, Inc.	190,451
830	Woodward, Inc.	149,666
		2,525,676
	APPAREL & TEXTILE PRODUCTS - 0.5%
924	Deckers Outdoor Corporation(a)	181,067
1,957	Kontoor Brands, Inc.	179,613
911	Ralph Lauren Corporation	210,806
3,028	Skechers USA, Inc., Class A(a)	193,247
		764,733
	ASSET MANAGEMENT - 2.5%
940	Affiliated Managers Group, Inc.	176,288
430	Ameriprise Financial, Inc.	246,807
1,434	Apollo Global Management, Inc.	250,993
1,110	Ares Management Corporation, Class A	196,170
3,466	Artisan Partners Asset Management, Inc., Class A	169,106
199	Blackrock, Inc.	203,537
1,048	Blackstone, Inc.	200,262
8,490	Blue Owl Capital, Inc.	201,468

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	ASSET MANAGEMENT - 2.5% (Continued)
1,510	Cohen & Steers, Inc.	$158,037
2,613	F&G Annuities & Life, Inc.	126,286
13,567	GCM Grosvenor, Inc.	168,366
1,309	Hamilton Lane, Inc., Class A	251,852
4,252	Janus Henderson Group plc	192,531
1,576	KKR & Company, Inc.	256,683
1,576	Raymond James Financial, Inc.	266,786
955	Stifel Financial Corporation	110,589
2,405	TPG, Inc.	168,254
3,507	Victory Capital Holdings, Inc.	243,666
6,938	Vitesse Energy, Inc.	194,819
		3,782,500
	AUTOMOTIVE - 0.2%
3,006	Miller Industries, Inc.	221,302
899	Modine Manufacturing Company(a)	122,075
		343,377
	BANKING - 8.8%
2,982	1st Source Corporation	193,502
4,896	Amalgamated Financial Corporation	174,444
2,541	Ameris Bancorp	178,581
4,105	Arrow Financial Corporation	135,383
6,971	Associated Banc-Corporation	186,056
5,665	Banco Latinoamericano de Comercio Exterior S.A.	193,007
2,601	Bancorp, Inc. (The)(a)	151,976
1,518	Bank First Corporation	162,229
4,742	Bank of NT Butterfield & Son Ltd. (The)	179,864
2,233	Bank OZK	111,583
3,358	Bar Harbor Bankshares	120,854
1,440	BOK Financial Corporation	171,173
5,580	Byline Bancorp, Inc.	175,324
4,181	Cadence Bank	159,672
3,484	Capital City Bank Group, Inc.	137,130
3,055	Cathay General Bancorp	158,891
2,630	Citigroup, Inc.	186,388

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	BANKING - 8.8% (Continued)
1,778	City Holding Company	$233,488
2,093	Commerce Bancshares, Inc.	154,359
3,341	Community Trust Bancorp, Inc.	197,052
7,259	CrossFirst Bankshares, Inc.(a)	125,653
1,646	East West Bancorp, Inc.	180,533
2,449	Enterprise Financial Services Corporation	148,385
3,731	Equity Bancshares, Inc., Class A	179,051
2,458	Esquire Financial Holdings, Inc.	190,962
3,165	FB Financial Corporation	178,664
3,757	Fifth Third Bancorp	180,561
9,255	First BanCorporation	191,393
5,627	First Busey Corporation	150,185
1,317	First Business Financial Services, Inc.	66,008
69	First Citizens BancShares, Inc., Class A	158,355
10,347	First Commonwealth Financial Corporation	194,834
3,382	First Community Bankshares, Inc.	156,147
6,239	First Financial Bancorp	184,238
4,232	Five Star Bancorp	139,444
10,220	FNB Corporation	175,273
9,593	Fulton Financial Corporation	207,017
3,203	German American Bancorp, Inc.	144,071
2,004	Great Southern Bancorp, Inc.	128,396
2,830	Hancock Whitney Corporation	168,045
2,816	HBT Financial, Inc.	67,443
2,464	Heartland Financial USA, Inc.	166,492
1,163	Home Bancorp, Inc.	58,999
5,441	Home BancShares, Inc.	172,806
4,022	HomeTrust Bancshares, Inc.	149,176
10,503	Huntington Bancshares, Inc.	189,159
4,361	Independent Bank Corporation	164,104
2,598	International Bancshares Corporation	189,992
775	M&T Bank Corporation	170,492
3,188	Mercantile Bank Corporation	159,559
4,263	Metrocity Bankshares, Inc.	146,391

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	BANKING - 8.8% (Continued)
2,964	NBT Bancorp, Inc.	$148,556
1,372	Nicolet Bankshares, Inc.	152,841
2,162	Northeast Bank	212,850
10,717	Northwest Bancshares, Inc.	157,326
12,033	NU Holdings Ltd./Cayman Islands, Class A(a)	150,773
4,087	OFG Bancorp	185,632
9,070	Old National Bancorp	210,061
3,923	Origin Bancorp, Inc.	134,794
3,518	Orrstown Financial Services, Inc.	138,961
1,139	Park National Corporation	216,821
2,300	Pathward Financial, Inc.	192,924
4,859	Peoples Bancorp, Inc.	170,454
707	PNC Financial Services Group, Inc. (The)	151,807
1,727	Popular, Inc.	171,595
1,606	Preferred Bank	151,494
1,832	Prosperity Bancshares, Inc.	153,393
2,340	QCR Holdings, Inc.	215,538
6,345	RBB Bancorp	151,392
5,633	Regions Financial Corporation	153,556
1,534	Republic Bancorp, Inc., Class A	117,006
3,984	S&T Bancorp, Inc.	170,475
4,843	SmartFinancial, Inc.	175,607
4,048	South Plains Financial, Inc.	157,427
1,585	SouthState Corporation	175,444
4,110	Stellar Bancorp, Inc.	127,451
4,164	Third Coast Bancshares, Inc.(a)	147,822
4,621	Towne Bank	169,267
1,725	Triumph Financial, Inc.(a)	184,730
1,324	UMB Financial Corporation	166,149
1,245	Wintrust Financial Corporation	171,822
2,840	WSFS Financial Corporation	170,457
		13,397,209
	BEVERAGES - 0.4%
85	Coca-Cola Consolidated, Inc.	110,865

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	BEVERAGES - 0.4% (Continued)
790	Constellation Brands, Inc., Class A	$190,351
8,702	Primo Brands Corporation	248,180
2,948	Vita Coco Company, Inc. (The)(a)	104,772
		654,168
	BIOTECH & PHARMA - 2.4%
500	Alnylam Pharmaceuticals, Inc.(a)	126,535
651	Amgen, Inc.	184,148
1,861	ANI Pharmaceuticals, Inc.(a)	106,505
1,266	Arcellx, Inc.(a)	111,497
3,243	Astria Therapeutics, Inc.(a)	33,695
1,104	Axsome Therapeutics, Inc.(a)	108,435
3,660	Catalyst Pharmaceuticals, Inc.(a)	80,776
2,651	Collegium Pharmaceutical, Inc.(a)	80,856
1,641	Crinetics Pharmaceuticals, Inc.(a)	93,865
2,256	Dyne Therapeutics, Inc.(a)	69,056
3,815	Edgewise Therapeutics, Inc.(a)	125,895
7,364	Exelixis, Inc.(a)	268,491
2,205	Gilead Sciences, Inc.	204,139
1,888	Immunovant, Inc.(a)	53,242
8,077	Innoviva, Inc.(a)	153,382
1,561	Intra-Cellular Therapies, Inc.(a)	133,700
1,810	Janux Therapeutics, Inc.(a)	81,830
1,113	Keros Therapeutics, Inc.(a)	64,265
508	Krystal Biotech, Inc.(a)	100,289
5,048	Liquidia Corporation(a)	58,304
2,920	Mirum Pharmaceuticals, Inc.(a)	134,962
1,045	Neurocrine Biosciences, Inc.(a)	132,454
1,093	Nuvalent, Inc.(a)	105,671
2,571	Prestige Consumer Healthcare, Inc.(a)	217,944
1,389	Rhythm Pharmaceuticals, Inc.(a)	86,174
3,521	Tyra Biosciences, Inc.(a)	55,209
519	United Therapeutics Corporation(a)	192,284
1,324	Vaxcyte, Inc.(a)	124,906
1,430	Vera Therapeutics, Inc.(a)	71,143

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	BIOTECH & PHARMA - 2.4% (Continued)
468	Vertex Pharmaceuticals, Inc.(a)	$219,085
7,202	Zymeworks, Inc.(a)	101,476
		3,680,213
	CHEMICALS - 2.0%
605	Air Products and Chemicals, Inc.	202,270
788	Avery Dennison Corporation	162,289
5,907	Axalta Coating Systems Ltd.(a)	238,997
923	Balchem Corporation	166,620
1,399	Cabot Corporation	153,358
2,320	DuPont de Nemours, Inc.	193,929
882	Ecolab, Inc.	219,415
6,497	Element Solutions, Inc.	186,334
1,726	Hawkins, Inc.	232,164
2,356	HB Fuller Company	181,153
1,394	Innospec, Inc.	165,342
1,825	RPM International, Inc.	253,273
444	Sherwin-Williams Company (The)	176,446
4,255	Valvoline, Inc.(a)	168,966
596	WD-40 Company	165,146
985	Westlake Corporation	126,474
		2,992,176
	COMMERCIAL SUPPORT SERVICES - 2.6%
3,244	ABM Industries, Inc.	185,459
5,665	Aramark	230,509
4,984	Barrett Business Services, Inc.	213,863
1,730	Brink’s Company (The)	167,308
2,086	Casella Waste Systems, Inc., Class A(a)	236,156
1,280	Cintas Corporation	289,012
980	Clean Harbors, Inc.(a)	254,889
478	CorVel Corporation(a)	174,661
1,040	CRA International, Inc.	202,831
8,816	Ennis, Inc.	188,045
692	FTI Consulting, Inc.(a)	140,144
7,268	GEO Group, Inc. (The)(a)	207,211

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.6% (Continued)
3,047	H&R Block, Inc.	$180,626
6,724	Hackett Group, Inc. (The)	210,730
1,436	Huron Consulting Group, Inc.(a)	176,355
1,991	Korn Ferry	155,975
1,103	Republic Services, Inc.	240,785
3,885	Rollins, Inc.	195,532
974	Waste Management, Inc.	222,286
		3,872,377
	CONSTRUCTION MATERIALS - 1.0%
938	Apogee Enterprises, Inc.	78,989
478	Carlisle Companies, Inc.	218,303
685	Eagle Materials, Inc.	211,610
2,045	Knife River Corporation(a)	211,658
8,510	MDU Resources Group, Inc.	170,540
1,019	Owens Corning	209,527
2,860	Summit Materials, Inc., Class A(a)	145,688
971	United States Lime & Minerals, Inc.	148,563
634	Vulcan Materials Company	182,674
		1,577,552
	CONSUMER SERVICES - 1.0%
2,106	Adtalem Global Education, Inc.(a)	192,509
262	Graham Holdings Company., Class B	243,954
1,395	Grand Canyon Education, Inc.(a)	229,603
6,474	Laureate Education, Inc., Class A(a)	123,006
3,153	Perdoceo Education Corporation	86,550
2,446	Service Corp International	216,691
2,178	Stride, Inc.(a)	232,763
6,312	Universal Technical Institute, Inc.(a)	163,291
		1,488,367
	CONTAINERS & PACKAGING - 0.9%
1,430	AptarGroup, Inc.	247,333
2,359	Berry Global Group, Inc.	170,579
5,343	Graphic Packaging Holding Company	160,771
2,961	International Paper Company	174,196

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	CONTAINERS & PACKAGING - 0.9% (Continued)
1,198	Packaging Corporation of America	$298,123
3,433	Silgan Holdings, Inc.	197,500
435	UFP Technologies, Inc.(a)	140,470
		1,388,972
	DATA CENTER REIT - 0.3%
1,110	Digital Realty Trust, Inc.	217,216
204	Equinix, Inc.	200,222
		417,438
	DIVERSIFIED INDUSTRIALS - 1.2%
1,111	3M Company	148,352
1,143	Dover Corporation	235,344
488	Eaton Corporation plc	183,205
1,880	Emerson Electric Company	249,287
887	General Electric Company	161,576
1,035	Honeywell International, Inc.	241,083
825	Illinois Tool Works, Inc.	228,954
1,260	ITT, Inc.	196,711
2,077	Pentair PLC	226,372
		1,870,884
	E-COMMERCE DISCRETIONARY - 0.3%
9,139	1-800-Flowers.com, Inc., Class A(a)	74,300
6,938	Coupang, Inc.(a)	175,948
6,195	Liquidity Services, Inc.(a)	158,406
		408,654
	ELECTRIC UTILITIES - 3.9%
3,294	ALLETE, Inc.	213,715
3,522	Alliant Energy Corporation	222,590
2,147	Ameren Corporation	202,655
1,862	American Electric Power Company, Inc.	185,939
5,516	CenterPoint Energy, Inc.	179,932
2,982	CMS Energy Corporation	207,875
2,236	Consolidated Edison, Inc.	224,919
669	Constellation Energy Corporation	171,639
1,666	DTE Energy Company	209,549

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	ELECTRIC UTILITIES - 3.9% (Continued)
2,101	Duke Energy Corporation	$245,922
2,525	Edison International	221,569
1,575	Entergy Corporation	245,968
4,979	FirstEnergy Corporation	211,856
1,949	IDACORP, Inc.	230,898
2,029	MGE Energy, Inc.	211,584
3,833	Northwestern Energy Group, Inc.	211,735
2,167	NRG Energy, Inc.	220,189
4,913	OGE Energy Corporation	215,975
10,057	PG&E Corporation	217,533
2,387	Pinnacle West Capital Corporation	223,662
7,247	PPL Corporation	253,139
2,669	Public Service Enterprise Group, Inc.	251,687
2,427	Sempra Energy	227,337
2,573	Southern Company (The)	229,331
2,430	Unitil Corporation	145,849
623	Vistra Corporation	99,580
2,177	WEC Energy Group, Inc.	219,986
2,872	Xcel Energy, Inc.	208,392
		5,911,005
	ELECTRICAL EQUIPMENT - 3.0%
1,565	AAON, Inc.	213,372
665	Acuity Brands, Inc.	213,259
990	Allegion plc	139,432
889	AMETEK, Inc.	172,804
3,302	Amphenol Corporation, Class A	239,890
4,507	API Group Corporation(a)	170,274
644	Argan, Inc.	100,425
936	Badger Meter, Inc.	202,944
1,179	Belden, Inc.	144,310
1,688	BWX Technologies, Inc.	220,875
2,733	Carrier Global Corporation	211,452
423	Hubbell, Inc.	194,618
1,198	Itron, Inc.(a)	141,999

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	ELECTRICAL EQUIPMENT - 3.0% (Continued)
2,081	Johnson Controls International plc	$174,513
249	Lennox International, Inc.	166,115
6,666	LSI Industries, Inc.	136,253
11,594	Mirion Technologies, Inc.(a)	195,591
713	Novanta, Inc.(a)	119,057
1,204	OSI Systems, Inc.(a)	213,590
2,261	Otis Worldwide Corporation	232,838
509	Powell Industries, Inc.	136,096
1,296	SPX Technologies, Inc.(a)	228,666
695	Trane Technologies PLC	289,274
1,044	Vertiv Holdings Company	133,214
736	Watts Water Technologies, Inc., Class A	158,821
		4,549,682
	ENGINEERING & CONSTRUCTION - 2.4%
1,931	AECOM	225,869
2,033	Arcosa, Inc.	220,865
435	Comfort Systems USA, Inc.	214,572
2,312	Construction Partners, Inc., Class A(a)	234,922
939	Dycom Industries, Inc.(a)	170,109
437	EMCOR Group, Inc.	222,922
3,140	Fluor Corporation(a)	176,248
3,285	Frontdoor, Inc.(a)	192,501
2,545	Granite Construction, Inc.	252,898
326	IES Holdings, Inc.(a)	101,013
539	Installed Building Products, Inc.	123,291
1,371	Jacobs Solutions, Inc.	193,626
2,728	Primoris Services Corporation	228,361
739	Quanta Services, Inc.	254,601
1,031	Sterling Infrastructure, Inc.(a)	200,478
4,995	Tetra Tech, Inc.	207,342
334	TopBuild Corporation(a)	130,474
1,973	Tutor Perini Corporation(a)	53,626
1,486	VSE Corporation	174,248
		3,577,966

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	ENTERTAINMENT CONTENT - 0.5%
1,336	Electronic Arts, Inc.	$218,663
4,775	Fox Corporation, Class A	224,998
2,988	Fox Corporation - Class B	133,653
900	Take-Two Interactive Software, Inc.(a)	169,542
		746,856
	FOOD - 1.0%
2,424	BellRing Brands, Inc.(a)	190,187
2,495	Cal-Maine Foods, Inc.	243,537
11,980	Dole plc	180,539
4,519	Fresh Del Monte Produce, Inc.	152,516
831	Ingredion, Inc.	122,440
915	J & J Snack Foods Corporation	159,018
2,212	Pilgrim’s Pride Corporation(a)	114,161
2,031	Post Holdings, Inc.(a)	244,695
2,223	Seneca Foods Corporation, Class A(a)	160,278
		1,567,371
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
915	Boise Cascade Company	135,054
1,895	Louisiana-Pacific Corporation	223,989
2,269	Sylvamo Corporation	209,406
1,358	UFP Industries, Inc.	184,552
		753,001
	GAMING REIT - 0.3%
3,665	Gaming and Leisure Properties, Inc.	189,151
6,080	VICI Properties, Inc.	198,269
		387,420
	GAS & WATER UTILITIES - 0.7%
7,951	Aris Water Solutions, Inc., Class A	213,882
1,678	Atmos Energy Corporation	253,915
2,875	Consolidated Water Company Ltd.	77,424
7,200	NiSource, Inc.	274,248
2,532	Spire, Inc.	185,317
		1,004,786

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.6%
1,134	Addus HomeCare Corporation(a)	$139,301
1,667	Cardinal Health, Inc.	203,774
859	Cencora, Inc.	216,082
579	Cigna Group (The)	195,586
0	Concentra Group Holdings Parent, Inc.	7
888	DaVita, Inc.(a)	147,559
2,036	Encompass Health Corporation	209,586
1,471	Ensign Group, Inc. (The)	215,075
1,558	HealthEquity, Inc.(a)	158,199
1,505	National HealthCare Corporation	188,426
1,036	Quest Diagnostics, Inc.	168,516
2,367	RadNet, Inc.(a)	193,526
3,749	Select Medical Holdings Corporation	79,141
655	Tenet Healthcare Corporation(a)	93,455
1,050	Universal Health Services, Inc., Class B	215,250
		2,423,483
	HEALTH CARE REIT - 1.0%
6,830	CareTrust REIT, Inc.	203,466
4,622	LTC Properties, Inc.	178,363
2,691	National Health Investors, Inc.	206,265
5,293	Omega Healthcare Investors, Inc.	214,949
12,806	Sabra Health Care REIT, Inc.	239,855
3,165	Ventas, Inc.	202,782
2,215	Welltower, Inc.	306,068
		1,551,748
	HOME & OFFICE PRODUCTS - 0.2%
4,228	HNI Corporation	239,516
2,494	Tempur Sealy International, Inc.	139,614
		379,130
	HOME CONSTRUCTION - 2.5%
1,695	Armstrong World Industries, Inc.	270,912
2,449	Beazer Homes USA, Inc.(a)	85,593
314	Cavco Industries, Inc.(a)	161,553
1,351	Century Communities, Inc.	122,076

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	HOME CONSTRUCTION - 2.5% (Continued)
1,452	Champion Homes, Inc.(a)	$150,616
1,064	DR Horton, Inc.	179,582
1,905	Dream Finders Homes, Inc.(a)	63,379
1,562	Fortune Brands Innovations, Inc.	122,305
2,215	Green Brick Partners, Inc.(a)	158,284
1,981	Griffon Corporation	166,998
476	Hovnanian Enterprises, Inc.(a)	93,586
6,332	Interface, Inc.	168,115
2,140	KB Home	177,064
960	Lennar Corporation, Class A	167,414
1,160	Lennar Corporation, Class B	191,203
1,220	M/I Homes, Inc.(a)	201,337
2,184	Masco Corporation	175,943
7,733	Masterbrand, Inc.(a)	133,781
569	Meritage Homes Corporation	108,719
1,173	Patrick Industries, Inc.	157,639
1,318	PulteGroup, Inc.	178,286
2,575	Taylor Morrison Home Corporation(a)	190,215
1,238	Toll Brothers, Inc.	204,480
3,703	Tri Pointe Homes, Inc.(a)	161,192
		3,790,272
	HOTEL REIT - 0.2%
8,776	Apple Hospitality REIT, Inc.	141,381
1,590	Ryman Hospitality Properties, Inc.	186,412
		327,793
	HOUSEHOLD PRODUCTS - 0.5%
1,923	Church & Dwight Company, Inc.	211,780
4,428	Energizer Holdings, Inc.	168,751
781	Interparfums, Inc.	107,512
1,462	Kimberly-Clark Corporation	203,730
		691,773
	INDUSTRIAL INTERMEDIATE PRODUCT - 0.6%
1,925	AZZ, Inc.	179,295
771	Enpro, Inc.	145,796

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCT - 0.6% (Continued)
1,003	Mueller Industries, Inc.	$81,012
661	RBC Bearings, Inc.(a)	221,507
1,631	Timken Company (The)	126,321
415	Valmont Industries, Inc.	144,362
		898,293
	INDUSTRIAL SUPPORT SERVICES - 1.2%
812	Applied Industrial Technologies, Inc.	223,073
2,617	DXP Enterprises, Inc.(a)	191,748
2,412	Fastenal Company	201,547
2,564	RB Global, Inc.	250,656
1,931	U-Haul Holding Company(a)	136,464
1,913	U-Haul Holding Company - Series N Non-Voting	119,448
217	United Rentals, Inc.	187,922
405	Watsco, Inc.	223,398
200	WW Grainger, Inc.	241,067
		1,775,323
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
3,474	Bank of New York Mellon Corporation (The)	284,415
1,022	Cboe Global Markets, Inc.	220,599
984	CME Group, Inc.	234,192
305	Evercore, Inc., Class A	93,910
173	Goldman Sachs Group, Inc. (The)	105,283
1,198	Houlihan Lokey, Inc.	226,530
642	Interactive Brokers Group, Inc., Class A	122,680
1,561	Intercontinental Exchange, Inc.	251,258
2,138	Jefferies Financial Group, Inc.	169,201
2,299	Moelis & Company, Class A	176,977
2,733	Nasdaq, Inc.	226,812
8,161	Perella Weinberg Partners	209,493
262	Piper Sandler Companies	89,863
607	PJT Partners, Inc., Class A	101,588
3,235	SEI Investments Company	267,307
1,604	State Street Corporation	158,010
2,064	StoneX Group, Inc.(a)	214,161

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.2% (Continued)
1,733	Tradeweb Markets, Inc., Class A	$234,822
		3,387,101
	INSURANCE - 6.4%
2,302	Aflac, Inc.	262,428
1,301	Allstate Corporation (The)	269,814
1,356	American Financial Group, Inc.	199,142
2,987	American International Group, Inc.	229,641
2,662	AMERISAFE, Inc.	157,111
624	Aon PLC, Class A	244,321
1,792	Arch Capital Group Ltd.	180,490
924	Arthur J Gallagher & Company	288,510
1,088	Assurant, Inc.	247,085
1,657	Assured Guaranty Ltd.	154,565
1,685	Axis Capital Holdings LTD.	156,772
2,434	Brown & Brown, Inc.	275,285
794	Chubb Ltd.	229,252
1,286	Cincinnati Financial Corporation	205,541
4,071	CNA Financial Corporation	205,341
3,303	CNO Financial Group, Inc.	131,790
3,848	Employers Holdings, Inc.	205,329
4,608	Equitable Holdings, Inc.	222,244
416	Everest Re Group Ltd.	161,225
1,074	Hanover Insurance Group, Inc. (The)	177,221
2,073	Hartford Financial Services Group, Inc. (The)	255,622
4,310	Horace Mann Educators Corporation	180,460
809	Jackson Financial, Inc., Class A	81,054
2,201	Kemper Corporation	157,349
2,733	Loews Corporation	237,033
1,028	Marsh & McLennan Companies, Inc.	239,760
2,036	Mercury General Corporation	160,763
2,800	MetLife, Inc.	247,044
5,171	NMI Holdings, Inc., Class A(a)	206,788
6,985	Old Republic International Corporation	272,205
695	Primerica, Inc.	210,411

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	INSURANCE - 6.4% (Continued)
2,497	Principal Financial Group, Inc.	$217,464
1,090	Progressive Corporation (The)	293,080
1,505	Prudential Financial, Inc.	194,762
5,168	Radian Group, Inc.	184,963
1,241	Reinsurance Group of America, Inc.	283,444
654	RenaissanceRe Holdings Ltd.	187,142
1,326	RLI Corporation	233,243
1,483	Ryan Specialty Group Holdings, Inc., Class A	111,818
12,931	SiriusPoint Ltd.(a)	199,396
6,926	Tiptree, Inc.	157,844
504	Travelers Companies, Inc. (The)	134,084
5,944	Universal Insurance Holdings, Inc.	134,513
3,794	Unum Group	291,759
2,165	Voya Financial, Inc.	179,695
3,960	W R Berkley Corporation	255,618
782	Willis Towers Watson PLC	251,804
		9,762,225
	INTERNET MEDIA & SERVICES - 0.5%
3,943	EverQuote, Inc.(a)	75,666
1,524	GoDaddy, Inc., Class A(a)	301,096
6,116	HealthStream, Inc.	202,440
356	Spotify Technology S.A.(a)	169,798
		749,000
	LEISURE FACILITIES & SERVICES - 2.4%
3,281	Atlanta Braves Holdings, Inc.(a)	132,388
2,062	Boyd Gaming Corporation	152,279
1,655	Brinker International, Inc.(a)	218,907
438	Churchill Downs, Inc.	62,244
989	Darden Restaurants, Inc. - Series T	174,331
978	Hilton Worldwide Holdings, Inc.	247,864
1,381	Light & Wonder, Inc.(a)	131,250
1,194	Live Nation Entertainment, Inc.(a)	165,071
873	Madison Square Garden Sports Corporation(a)	200,746
7,840	Marcus Corporation (The)	177,498

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	LEISURE FACILITIES & SERVICES - 2.4% (Continued)
723	Marriott International, Inc., Class A	$209,012
2,022	Monarch Casino & Resort, Inc.	169,868
10,481	OneSpaWorld Holdings Ltd.	199,034
2,556	Red Rock Resorts, Inc., Class A	128,030
1,048	Royal Caribbean Cruises LTD.	255,776
2,024	Sphere Entertainment Company(a)	83,288
1,361	Texas Roadhouse, Inc.	279,373
1,141	TKO Group Holdings, Inc.(a)	157,412
443	Wingstop, Inc.	145,645
1,702	Wyndham Hotels & Resorts, Inc.	167,102
1,519	Yum! Brands, Inc.	211,050
		3,668,168
	LEISURE PRODUCTS - 0.2%
2,495	Acushnet Holdings Corporation	182,409
126	Axon Enterprise, Inc.(a)	81,517
		263,926
	MACHINERY - 2.9%
3,793	Cadre Holdings, Inc.	126,648
525	Caterpillar, Inc.	213,208
4,127	CECO Environmental Corporation(a)	132,270
1,127	Crane Company	205,204
529	CSW Industrials, Inc.	223,444
374	Curtiss-Wright Corporation	139,738
348	Deere & Company	162,133
2,980	Donaldson Company, Inc.	232,590
4,342	Enerpac Tool Group Corporation	209,545
1,331	Esab Corporation	171,805
791	ESCO Technologies, Inc.	117,392
1,966	Federal Signal Corporation	191,508
1,857	Flowserve Corporation	113,314
2,056	Franklin Electric Company, Inc.	222,665
7,651	Gates Industrial Corporation plc(a)	169,546
2,171	Ingersoll Rand, Inc.	226,153
406	Kadant, Inc.	167,593

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	MACHINERY - 2.9% (Continued)
1,082	MSA Safety, Inc.	$188,062
6,680	Mueller Water Products, Inc.	167,267
388	Parker-Hannifin Corporation	272,726
615	Snap-on, Inc.	227,360
867	Standex International Corporation	180,241
2,223	Terex Corporation	121,798
4,059	Zurn Elkay Water Solutions Corporation	161,629
		4,343,839
	MEDICAL EQUIPMENT & DEVICES - 1.6%
4,802	Artivion, Inc.(a)	141,755
3,338	Boston Scientific Corporation(a)	302,624
1,573	GE HealthCare Technologies, Inc.	130,905
1,009	Glaukos Corporation(a)	144,943
1,836	Globus Medical, Inc., Class A(a)	157,180
1,353	Integer Holdings Corporation(a)	190,097
480	Intuitive Surgical, Inc.(a)	260,160
2,666	iRadimed Corporation	143,777
1,758	LeMaitre Vascular, Inc.	188,088
2,075	Merit Medical Systems, Inc.(a)	215,593
1,843	PROCEPT BioRobotics Corporation(a)	176,172
1,391	RxSight, Inc.(a)	65,210
622	STERIS plc	136,255
549	Stryker Corporation	215,290
		2,468,049
	METALS & MINING - 0.5%
584	Arch Resources, Inc.	100,401
801	CONSOL Energy, Inc.	104,691
2,435	Freeport-McMoRan, Inc.	107,627
1,024	Royal Gold, Inc.	149,770
1,381	Southern Copper Corporation	138,534
1,644	Warrior Met Coal, Inc.	115,606
		716,629
	MORTGAGE FINANCE - 1.0%
9,319	Arbor Realty Trust, Inc.	136,710

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	MORTGAGE FINANCE - 1.0% (Continued)
17,390	Dynex Capital, Inc.	$218,244
14,799	Ellington Financial, Inc.	182,916
13,860	Franklin BSP Realty Trust, Inc.	181,289
14,330	Ladder Capital Corporation	169,954
12,684	PennyMac Mortgage Investment Trust	172,376
18,592	Rithm Capital Corporation	209,159
8,602	Starwood Property Trust, Inc.	175,223
		1,445,871
	OFFICE REIT - 0.1%
13,244	Empire State Realty Trust, Inc., Class A	145,154

	OIL & GAS PRODUCERS - 2.1%
15,931	Antero Midstream Corporation	254,419
995	Cheniere Energy, Inc.	222,890
5,794	CNX Resources Corporation(a)	234,774
1	ConocoPhillips	60
3,362	Coterra Energy, Inc.	89,833
841	Diamondback Energy, Inc.	149,353
1,610	DT Midstream, Inc.	170,853
811	EOG Resources, Inc.	108,074
1,049	Expand Energy Corporation	103,809
952	Gulfport Energy Corporation(a)	167,362
810	Hess Corporation	119,216
5,394	Kinder Morgan, Inc.	152,488
3,252	Magnolia Oil & Gas Corporation, Class A	90,210
1,221	Matador Resources Company	73,272
1,782	Murphy Oil Corporation	57,862
433	Murphy USA, Inc.	237,198
3,107	Northern Oil and Gas, Inc.	135,123
1,322	Occidental Petroleum Corporation	66,867
1,429	ONEOK, Inc.	162,334
1,398	Ovintiv, Inc.	63,497
718	Targa Resources Corporation	146,687
2,914	Williams Companies, Inc. (The)	170,527

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	OIL & GAS PRODUCERS - 2.1% (Continued)
5,971	World Kinect Corporation	$172,860
		3,149,568
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
6,502	Archrock, Inc.	166,581
3,347	Baker Hughes Company	147,101
9,438	DNOW, Inc.(a)	142,042
1,651	Helmerich & Payne, Inc.	57,174
4,953	Liberty Energy, Inc., Class A	91,135
10,513	MRC Global, Inc.(a)	146,867
3,197	Oceaneering International, Inc.(a)	95,846
12,621	Select Water Solutions, Inc., Class A	186,412
5,679	TechnipFMC plc	178,150
		1,211,308
	PUBLISHING & BROADCASTING - 0.6%
1,890	Liberty Media Corp-Liberty Formula One Series C (a)	167,000
2,045	Liberty Media Corp-Liberty Formula One Series A (a)	165,441
3,446	New York Times Company (The), Class A	186,980
6,562	News Corporation, Class A	192,595
6,487	News Corporation, Class B	208,167
		920,183
	REAL ESTATE SERVICES - 0.2%
1,415	CBRE Group, Inc., Class A(a)	198,085
536	Jones Lang LaSalle, Inc.(a)	150,402
		348,487
	RENEWABLE ENERGY - 0.0%(c)
1,827	Cleanspark, Inc.(a)	26,217

	RESIDENTIAL REIT - 0.2%
4,423	American Homes 4 Rent, Class A	169,357
795	AvalonBay Communities, Inc.	187,103
		356,460
	RETAIL - CONSUMER STAPLES - 0.8%
1,731	BJ’s Wholesale Club Holdings, Inc.(a)	166,695
583	Casey’s General Stores, Inc.	245,378

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	RETAIL - CONSUMER STAPLES - 0.8% (Continued)
5,730	Hims & Hers Health, Inc.(a)	$184,621
2,668	Kroger Company (The)	162,961
1,210	Ollie’s Bargain Outlet Holdings, Inc.(a)	119,730
1,617	PriceSmart, Inc.	145,110
925	Sprouts Farmers Market, Inc.(a)	142,894
		1,167,389
	RETAIL - DISCRETIONARY - 2.3%
910	Abercrombie & Fitch Company, Class A(a)	136,218
513	Asbury Automotive Group, Inc.(a)	133,293
793	AutoNation, Inc.(a)	141,860
1,382	Beacon Roofing Supply, Inc.(a)	156,194
899	BlueLinx Holdings, Inc.(a)	113,004
3,870	Buckle, Inc. (The)	201,588
5,233	Build-A-Bear Workshop, Inc.	198,802
2,896	Caleres, Inc.	89,979
773	Dick’s Sporting Goods, Inc.	160,197
4,642	Ethan Allen Interiors, Inc.	142,649
760	Ferguson Enterprises, Inc.	164,107
467	Group 1 Automotive, Inc.	198,849
2,981	La-Z-Boy, Inc.	134,950
616	Lowe’s Companies, Inc.	167,817
891	Penske Automotive Group, Inc.	148,387
1,612	Ross Stores, Inc.	249,649
3,033	Rush Enterprises, Inc., Class A	187,894
1,216	Signet Jewelers Ltd.	121,843
2,359	TJX Companies, Inc. (The)	296,502
546	Tractor Supply Company	154,884
944	Williams-Sonoma, Inc.	162,387
		3,461,053
	RETAIL REIT - 2.6%
8,824	Acadia Realty Trust	228,100
2,990	Agree Realty Corporation	229,632
615	Alexander’s, Inc.	137,520
7,974	Brixmor Property Group, Inc.	239,777

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	RETAIL REIT - 2.6% (Continued)
7,572	CBL & Associates Properties, Inc.	$233,975
10,758	CTO Realty Growth, Inc.	219,571
6,241	Essential Properties Realty Trust, Inc.	212,818
7,275	Four Corners Property Trust, Inc.	216,140
5,753	Getty Realty Corporation	189,159
7,572	InvenTrust Properties Corporation	234,505
7,615	Kimco Realty Corporation	194,716
7,677	Kite Realty Group Trust	211,655
4,517	NNN REIT, Inc.	198,658
4,437	Phillips Edison & Company, Inc.	175,262
2,803	Regency Centers Corporation	211,879
1,273	Simon Property Group, Inc.	233,723
3,256	SITE Centers Corporation	50,533
5,298	Tanger, Inc.	195,867
7,015	Urban Edge Properties	161,415
15,319	Whitestone REIT	225,496
		4,000,401
	SELF-STORAGE REITS - 0.1%
3,021	CubeSmart	149,721

	SEMICONDUCTORS - 0.6%
847	Analog Devices, Inc.	184,689
1,241	Cirrus Logic, Inc.(a)	129,622
2,564	CTS Corporation	140,789
1,254	MACOM Technology Solutions Holdings, Inc.(a)	166,556
143	Monolithic Power Systems, Inc.	81,173
558	Onto Innovation, Inc.(a)	91,612
2,937	Photronics, Inc.(a)	73,161
		867,602
	SOFTWARE - 2.3%
3,610	ACI Worldwide, Inc.(a)	205,120
9,126	Adeia, Inc.	110,607
1,456	Agilysys, Inc.(a)	195,541
578	Autodesk, Inc.(a)	168,718

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	SOFTWARE - 2.3% (Continued)
11,416	AvePoint, Inc.(a)	$201,492
3,354	Box, Inc., Class A(a)	117,692
515	CommVault Systems, Inc.(a)	88,369
157	Daily Journal Corporation(a)	88,628
2,581	Donnelley Financial Solutions, Inc.(a)	155,505
389	Duolingo, Inc.(a)	135,477
1,810	Fortinet, Inc.(a)	172,041
9,011	Gen Digital, Inc.	277,990
950	Guidewire Software, Inc.(a)	192,746
236	Intuit, Inc.	151,448
595	Manhattan Associates, Inc.(a)	169,837
320	MicroStrategy, Inc., Class A(a)	123,990
2,209	Progress Software Corporation	151,118
1,091	PTC, Inc.(a)	218,265
268	Roper Technologies, Inc.	151,806
159	ServiceNow, Inc.(a)	166,861
577	SPS Commerce, Inc.(a)	111,401
268	Tyler Technologies, Inc.(a)	168,618
		3,523,270
	SPECIALTY FINANCE - 2.0%
860	American Express Company	262,025
402	Discover Financial Services	73,337
5,877	Enact Holdings, Inc.	206,929
2,104	Enova International, Inc.(a)	221,993
3,299	Essent Group Ltd.	190,616
747	Federal Agricultural Mortgage Corporation, Class C	159,462
3,410	Fidelity National Financial, Inc.	216,160
804	FTAI Aviation Ltd.	135,731
1,369	GATX Corporation	224,735
7,856	MGIC Investment Corporation	206,299
1,963	Mr Cooper Group, Inc.(a)	193,689
1,292	Nelnet, Inc., Class A	140,725
3,048	OneMain Holdings, Inc.	174,803
1,719	PennyMac Financial Services, Inc.	184,156

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	SPECIALTY FINANCE - 2.0% (Continued)
6,325	SLM Corporation	$173,179
1,912	Stewart Information Services Corporation	143,572
2,922	Synchrony Financial	197,293
		3,104,704
	SPECIALTY REIT - 0.3%
3,919	EPR Properties	177,805
1,160	Iron Mountain, Inc.	143,457
1,558	Lamar Advertising Company, Class A	208,803
		530,065
	STEEL - 0.3%
2,642	ATI, Inc.(a)	158,969
479	Carpenter Technology Corporation	92,945
2,611	Commercial Metals Company	161,073
		412,987
	TECHNOLOGY HARDWARE - 1.8%
441	Arista Networks, Inc.(a)	178,967
3,947	Avnet, Inc.	215,940
1,797	Benchmark Electronics, Inc.	87,137
4,630	Corning, Inc.	225,341
2,037	Crane NXT Company	127,679
4,055	Credo Technology Group Holding Ltd.(a)	198,533
733	F5, Inc.(a)	183,507
463	Fabrinet(a)	108,611
526	Garmin Ltd.	111,828
3,997	HP, Inc.	141,614
710	InterDigital, Inc.	139,132
596	Motorola Solutions, Inc.	297,820
1,173	NetApp, Inc.	143,857
1,177	Plexus Corporation(a)	193,499
2,032	Sanmina Corporation(a)	161,361
7,187	TTM Technologies, Inc.(a)	175,219
		2,690,045
	TECHNOLOGY SERVICES - 2.1%
578	Automatic Data Processing, Inc.	177,406

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	TECHNOLOGY SERVICES - 2.1% (Continued)
1,022	Broadridge Financial Solutions, Inc.	$241,212
465	Equifax, Inc.	121,625
3,031	ExlService Holdings, Inc.(a)	140,517
374	FactSet Research Systems, Inc.	183,511
52	Fair Isaac Corporation(a)	123,502
1,334	Fiserv, Inc.(a)	294,760
431	Gartner, Inc.(a)	223,228
1,044	International Business Machines Corporation	237,416
2,839	John Wiley & Sons, Inc., Class A	148,139
534	Moody’s Corporation	266,989
635	Morningstar, Inc.	224,885
1,850	Parsons Corporation(a)	177,434
1,375	Paychex, Inc.	201,121
445	S&P Global, Inc.	232,517
790	Verisk Analytics, Inc.	232,426
		3,226,688
	TELECOMMUNICATIONS - 0.2%
10,254	AT&T, Inc.	237,483

	TOBACCO & CANNABIS - 0.3%
4,667	Altria Group, Inc.	269,473
3,119	Turning Point Brands, Inc.	193,066
		462,539
	TRANSPORTATION & LOGISTICS - 1.3%
874	ArcBest Corporation	100,755
8,396	Costamare, Inc.	110,827
11,286	DHT Holdings, Inc.	106,314
536	FedEx Corporation	162,231
3,670	FLEX LNG Ltd.	88,594
3,475	Golar LNG Ltd.	136,811
1,052	Kirby Corporation(a)	133,089
2,108	Knight-Swift Transportation Holdings, Inc.	125,131
1,186	Matson, Inc.	181,671
286	Old Dominion Freight Line, Inc.	64,390

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 86.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3% (Continued)
4,607	RXO, Inc.(a)	$138,901
1,476	Ryder System, Inc.	249,207
1,715	SkyWest, Inc.(a)	196,779
970	XPO, Inc.(a)	147,838
		1,942,538
	TRANSPORTATION EQUIPMENT - 0.8%
1,064	Allison Transmission Holdings, Inc.	126,084
2,941	Blue Bird Corporation(a)	119,552
499	Cummins, Inc.	187,145
2,704	Greenbrier Companies, Inc. (The)	183,872
4,649	REV Group, Inc.	144,212
4,224	Trinity Industries, Inc.	159,245
1,327	Westinghouse Air Brake Technologies Corporation	266,222
		1,186,332
	WHOLESALE - CONSUMER STAPLES - 0.3%
2,498	Andersons, Inc. (The)	119,255
1,858	Performance Food Group Company(a)	163,950
3,225	US Foods Holding Corporation(a)	225,008
		508,213
	WHOLESALE - DISCRETIONARY - 0.4%
3,397	Copart, Inc.(a)	215,337
1,364	ePlus, Inc.(a)	110,293
2,106	PC Connection, Inc.	152,853
3,201	ScanSource, Inc.(a)	161,362
		639,845

	TOTAL COMMON STOCKS (Cost $101,416,655)	130,930,738

	PREFERRED STOCK — 0.0%(c)
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(c)
313	Brookfield Property Preferred, L.P. (Cost $4,758)	5,230

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

November 30, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(c)
	BIOTECH & PHARMA - 0.0% (c)
2,093	Novartis A.G.- CVR(b)(d) (Cost $0)	12/31/2029	$4	$-

	TOTAL INVESTMENTS - 86.3% (Cost $101,421,413)			$130,935,968
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.7%			20,799,338
	NET ASSETS - 100.0%			$151,735,306

A.G.	- Aktiengesellschaft
CVR	- Contingent Value Right
L.P.	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of November 30, 2024 was $0, representing 0.00% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to consolidated financial statements.

Longboard Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

November 30, 2024

ASSETS
Investment in securities at cost	$101,421,413
Investment in securities at fair value	$130,935,968
Cash	20,647,959
Cash Deposits with Broker	7,187
Receivable for securities sold	231,087
Receivable for fund shares sold	225,014
Dividends and interest receivable	124,870
TOTAL ASSETS	152,172,085

LIABILITIES
Payable for investments purchased	193,623
Investment advisory fees payable	236,305
Payable for fund shares redeemed	6,105
Distribution (12b-1) fees payable	746
436,779
NET ASSETS	$151,735,306

Net Assets Consist Of:
Paid in capital	162,343,358
Accumulated deficit	(10,608,052)
NET ASSETS	$151,735,306

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,155,136
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	200,104
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$15.77
Maximum offering price per share (maximum sales charge of 5.75%)	$16.73

Class I Shares:
Net Assets	$148,580,170
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,404,823
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$15.80

See accompanying notes to consolidated financial statements.

Longboard Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended November 30, 2024

INVESTMENT INCOME
Dividends (Net of tax witholding of $2,757)	$1,133,563
TOTAL INVESTMENT INCOME	1,133,563

EXPENSES
Investment advisory fees	1,297,978
Distribution (12b-1) fees: Class A	3,835
TOTAL EXPENSES	1,301,813

NET INVESTMENT LOSS	(168,250)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,042,348
Future contracts	(7,832)
2,034,516
Net change in unrealized appreciation on:
Investments	15,237,662
Future contracts	7,832
15,245,494
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,280,010

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,111,760

See accompanying notes to consolidated financial statements.

Longboard Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024
FROM OPERATIONS
Net investment loss	$(168,250)	$(483,280)
Net realized gain from investments and futures contracts	2,034,516	4,242,569
Net change in unrealized appreciation on investments and futures contracts	15,245,494	14,498,732
Net increase in net assets resulting from operations	17,111,760	18,258,021

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	-	(105,326)
Class I	-	(3,274,328)
Net decrease in net assets from distributions to shareholders	-	(3,379,654)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	144,754	260,845
Class A Proceeds from fund reorganization	-	303,154
Class I	34,309,201	10,793,988
Class I Proceeds from fund reorganization	-	20,689,954
Net asset value of shares issued in reinvestment of distributions
Class A	-	105,322
Class I	-	3,208,307
Payments for shares redeemed:
Class A	(433,672)	(958,750)
Class I	(18,606,183)	(27,328,472)
Net increase in net assets from shares of beneficial interest	15,414,100	7,074,348

TOTAL INCREASE IN NET ASSETS	32,525,860	21,952,715

NET ASSETS
Beginning of Period	119,209,446	97,256,731
End of Period	$151,735,306	$119,209,446

SHARE ACTIVITY
CLASS A:
Shares sold	10,223	20,573
Shares sold from reorganization	-	21,802
Shares reinvested	-	8,625
Shares redeemed	(30,003)	(77,544)
Net decrease in shares of beneficial interest outstanding	(19,780)	(26,544)

SHARE ACTIVITY - CLASS I
CLASS I:
Shares sold	2,353,734	831,399
Shares sold from reorganization	-	1,487,972
Shares reinvested	-	263,107
Shares redeemed	(1,286,191)	(2,150,167)
Net increase in shares of beneficial interest outstanding	1,067,543	432,311

See accompanying notes to consolidated financial statements.

Longboard Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class A	For the Six Months Ended November 30, 2024 (Consolidated) (Unaudited)		For the Year Ended May 31, 2024 (Consolidated)	For the Year Ended May 31, 2023		For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
Net asset value, beginning of period	$13.92		$11.94	$14.26		$15.32	$11.92	$10.18

Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.10)	0.09		(0.33)	(0.30)	(0.15)
Net realized and unrealized gain (loss) on investments	1.89		2.49	(1.46)		(0.22)	3.70	1.89
Total from investment operations	1.85		2.39	(1.37)		(0.55)	3.40	1.74

Less distributions from:
Net investment income	-		-	(0.00	)(4)	-	-	-
Return of capital	-		(0.41)	(0.95)		(0.51)	-	-
Total distributions	-		(0.41)	(0.95)		(0.51)	-	-
Net asset value, end of period	$15.77		$13.92	$11.94		$14.26	$15.32	$11.92
Total return (2)	13.29	%(6)	20.59%	(10.14)%		(3.75)%	28.52%	17.09%
Net assets, at end of period (000s)	$3,155		$3,061	$2,942		$2,486	$1,678	$1,164
Ratio of total expenses to average net assets (3)	2.24	%(5)	2.24%	2.24%		2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets	(0.53	)%(5)	(0.71)%	0.65%		(2.13)%	(2.21)%	(1.33)%
Portfolio turnover rate	49	%(6)	102%	0%		0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.
(4)	Amounts represents less than $0.005 per share.
(5)	Annualized.
(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class I	For the Six Months Ended November 30, 2024 (Consolidated) (Unaudited)		For the Year Ended May 31, 2024 (Consolidated)	For the Year Ended May 31, 2023		For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
Net asset value, beginning of period	$13.93		$11.93	$14.25		$15.29	$11.87	$10.11

Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.06)	0.10		(0.29)	(0.28)	(0.12)
Net realized and unrealized
gain (loss) on investments	1.89		2.49	(1.44)		(0.21)	3.70	1.88
Total from investment operations	1.87		2.43	(1.34)		(0.50)	3.42	1.76

Less distributions from:
Net investment income	-		-	(0.00	)(4)	-	-	-
Return of capital	-		(0.43)	(0.98)		(0.54)	-	-
Total distributions	-		(0.43)	(0.98)		(0.54)	-	-
Net asset value, end of period	$15.80		$13.93	$11.93		$14.25	$15.29	$11.87
Total return (2)	13.42	%(6)	20.94%	(9.92)%		(3.47)%	28.81%	17.41%
Net assets, at end of period (000s)	$148,580		$116,148	$94,315		$109,112	$75,832	$12,769
Ratio of total expenses to average net assets (3)	1.99	%(5)	1.99%	1.99%		1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets	(0.25	)%(5)	(0.46)%	0.80%		(1.89)%	(1.97)%	(1.07)%
Portfolio turnover rate	49	%(6)	102%	0%		0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.
(4)	Amounts represents less than $0.005 per share.
(5)	Annualized.
(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

November 30, 2024

1.	ORGANIZATION

The Longboard Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund commenced operations on March 19, 2015.

The Fund (also referred to as “the Acquiring Fund”) acquired the Longboard Managed Futures Strategy Fund (the “Acquired Fund”), in a tax-free reorganization as of the close of business on March 22, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund changed its name from Longboard Alternative Growth Fund to Longboard Fund on October 1, 2023. The Acquired Fund and the Acquiring Fund were managed by the same adviser who currently manages the Fund.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. The Fund launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their consolidated financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts - As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from forward foreign currency exchange contracts in the Consolidated Statements of Operations.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Futures Contracts – Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments disclosed in the Consolidated Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund. As of November 30, 2024 the fund did not hold any future contracts.

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2024 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$130,930,738	$-	$-		$130,930,738
Preferred Stock	5,230	-	-		5,230
Right	-	-	-	^	-
Total	$130,935,968	$-	$-		$130,935,968

*	See Schedule of Investments for industry classification.
^	Includes securities values at $0. The security classified as Level 3 is deemed immaterial.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Fund acquired LFL in connection with the tax-free reorganization as of the close of business on March 22, 2024. The Consolidated Financial Statements of the Fund include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the LFL is as follows:

	Inception Date of LFL	LFL Net Assets at November 30, 2024	% Of Net Assets at November 30, 2024
LFL	8/15/2012	$38,895	0.03%

For tax purposes, LFL is an exempted Cayman investment company. LFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LFL is a Controlled

Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

Foreign Corporation, LFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2021 to May 31, 2023 or expected to be taken in the Fund’s May 31, 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $39,642,151 and $30,276,615 respectively.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (the “Fund’s Manager”) serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides at the annual rate of 1.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the six months ended November 30, 2024, the Fund incurred $1,297,978 in advisory fees.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended November 30, 2024, the Fund paid $3,835 in 12b-1 fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. On the sales of Class A shares, for the six months ended November 30, 2024, the Distributor received $5,503 in underwriting commissions, of which $499 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to the Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2(a)9 of the Act. As of November 30, 2024, Charles Schwab & Co. held 54.0% of the voting securities of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the years ended May 31, 2024 and May 31, 2023 was as follows:

	Fiscal Year Ended May 31, 2024	Fiscal Year Ended May 31, 2023
Ordinary Income	$-	$33,958
Long-Term Capital Gain	-	-
Return of Capital	3,379,654	7,775,924
	$3,379,654	$7,809,882

As of May 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$-	$-	$-	$(42,218,506)	$296,182	$14,202,512	$(27,719,812)

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark to market on passive foreign investment companies, adjustments for partnerships, C-Corporation return of capital distributions, and tax adjustments for a wholly owned subsidiary.

At May 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$6,377,215	$3,018,822	$9,396,037	$-

As a result of the acquisition of another Fund, $27,125,228 and $5,697,241 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $727,147 under tax rules.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, prior year tax return updates, and the tax treatment of a target fund’s capital loss carryforward acquired as a result of a merger, resulted in reclassifications for the Fund for the fiscal year ended May 31, 2024 as follows:

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

Paid In Capital	Accumulated Deficit
$32,032,093	$(32,032,093)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$101,354,864	$30,486,360	$(905,256)	$29,581,104

8.	FUND REORGANIZATION

On March 22, 2024, the Fund acquired the fair value assets and certain liabilities of the Longboard Managed Futures Strategy Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by shareholders of both the Acquired Fund and the Fund.

Predecessor Fund	Outstanding Shares Class A	Outstanding Shares Class I	Total Net Assets of the Acquired Fund		Cost of Investments Received from Acquired Fund
Longboard Managed Futures Strategy Fund	30,465	2,052,212	$20,993,108	*	$9,934,209

*	The net assets of the Predecessor Fund include other asset less liabilities of $11,184,240.

The Fund did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares. Total net assets of the Fund immediately after the transfer were $141,256,378. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended. Accordingly, the cost basis of investments received from the acquired fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholder for tax purposes. Expenses related to the reorganization are borne by the Adviser and the fund is not obligated to reimburse these expenses, and the Adviser will not seek reimbursement. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Funds statement of operations since March 22, 2024.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2024

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Longboard Fund

Additional Information (Unaudited)

November 30, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 30, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement (the “Longboard Advisory Agreement”) between the Trust, on behalf of the Longboard Fund, the “Fund”, and Longboard Asset Management, LP (“Longboard”).

Based on their evaluation of the information provided by Longboard, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Longboard Advisory Agreement with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Longboard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Longboard Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Longboard Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to Longboard (including due diligence questionnaires completed by Longboard, select financial information of Longboard, bibliographic information regarding Longboard’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Longboard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement. In considering the renewal of the Longboard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Longboard Fund

Additional Information (Unaudited)(Continued)

November 30, 2024

Nature, Extent and Quality of Services. The Board reviewed materials provided by Longboard related to the proposed renewal of the Longboard Advisory Agreement, including Longboard’s ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the Fund, including the individuals that primarily monitor and execute the investment process. The Board noted the efforts made by Longboard to expand its sales team in an effort to aggressively market the Fund and the hiring or rehiring of certain operations and information technology personnel. The Board discussed Longboard’s research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel. Additionally, the Board received satisfactory responses from representatives of Longboard with respect to a series of important questions, including: whether Longboard was involved in any lawsuits or pending regulatory actions; whether Longboard’s management of other accounts would conflict with its management of the Fund; and whether Longboard has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided by Longboard of its practices for monitoring compliance with the Fund’s investment limitations, noting that Longboard’s CCO would continually review the portfolio managers’ performance of their duties to ensure compliance under Longboard and the Fund’s compliance programs. The Board also discussed Longboard’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Longboard’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Longboard’s representation that the prospectus and statement of additional information for the Fund accurately describe the investment strategies of the Fund. The Board then reviewed the capitalization of Longboard based on representations made by representatives of Longboard and concluded that Longboard was sufficiently well-capitalized, or that its control persons had the ability to make additional contributions in order to meet its obligations to the Fund. The Board concluded that Longboard had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Longboard Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by Longboard to the Fund were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year, three-year, five-year and since inception periods ended June 30, 2024, noting that the Fund underperformed its peer group median and Morningstar category median but outperformed its primary and secondary benchmarks, the Morningstar Moderate Target Risk Total Return Index and Russell 2000 Total Return Index, respectively, for the one-year and three-year periods, and outperformed its peer group median, Morningstar category median and benchmarks for the five-year and since inception periods. After further discussion, the Board concluded that overall, the Fund’s past performance was satisfactory and in-line with its investment objective.

Fees and Expenses. As to the costs of the services to be provided by Longboard, the Board reviewed and discussed the Fund’s unitary fee and overall operating expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements for the Fund, noting that Longboard pays substantially all expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services, but not interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Board also noted that the Longboard Advisory Agreement provides for a unitary fee of 1.99% on Fund assets and a breakpoint for the Fund as asset levels increase. Because of the unitary fee structure, the Board noted the difficulty when looking for comparable funds. In addition to the Board’s evaluation of the unitary fee, the Board also looked at the all in cost of managing the investment strategy for the Fund and found that total operating expenses, exclusive of certain fees, were capped at 1.99% for the Fund noting that while its net expense ratio was at the high end of its peer group, it was not the highest in its Morningstar category. The Board also noted that with respect to the managed futures strategy of the Fund, Longboard invests in

Longboard Fund

Additional Information (Unaudited)(Continued)

November 30, 2024

futures contracts directly rather than through total return swaps like many of the Fund’s peers do which can have significant expenses not reflected in a peer fund’s expense ratio. The Board concluded that based on Longboard’s experience and expertise as well as the services provided to the Fund, the unitary fee paid by the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Longboard with respect to the Fund based on profitability reports and analyses reviewed by the Board and the selected financial information provided by Longboard. After review and discussion, the Board concluded that based on the services provided or paid for by Longboard, the current assets of the Fund and the built-in breakpoints, the profits from Longboard’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Fund, along with Longboard’s expectations for growth, and concluded that any further material economies of scale were not likely to be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Longboard as the Trustees believed to be reasonably necessary to evaluate the terms of the Longboard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Fund, (a) the terms of the Longboard Advisory Agreement are reasonable; (b) the unitary fee is not unreasonable; and (c) the Longboard Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the renewal of the Longboard Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the renewal of the Longboard Advisory Agreement was in the best interest of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855 -294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Longboard Asset Management, LP

P.O. BOX 97730

Phoenix, AZ 85060-7730

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	02/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	02/07/25

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	02/07/25